Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of employee benefit costs

	Year ended December 31, 2021	Year ended December 31, 2020

Cost of the current services	(28)	(60)
Cost of interest	(219)	(190)

Total	(247)	(250)

	As of December 31, 2020
	Present value of the obligation	Asset’s plan	Net liabilities
Amounts at beginning of year	(12,351)	7,882	(4,469)
Items classified as loss or profit
Cost of services	(60)	—	(60)
Cost of interest	(587)	397	(190)
Items classified in other comprehensive income
Actuarial remediation (losses)	735	(275)	460
Benefit payments	798	(798)	—
Payment of contributions	—	798	798

Amounts at end of year	(11,465)	8,004	(3,461)

Summary of obligations for defined benefit plans

	As of December 31, 2021
	Present value of the obligation	Asset’s plan	Net liabilities

Amounts at beginning of year	(11,465)	8,004	(3,461)
Items classified as loss or profit
Cost of services	(28)	—	(28)
Cost of interest	(610)	391	(219)
Items classified in other comprehensive income
Actuarial remediation (losses)	(4,394)	(119)	(4,513)
Benefit payments	1,081	(1,081)	—
Payment of contributions	—	399	399

Amounts at end of year	(15,416)	7,594	(7,822)

Summary of fair value of plan assets
The fair value of asset’s plan as of every year end per category, is as follows:

	As of December 31, 2021	As of December 31, 2020

Cash and cash equivalents	7,594	—
US Government bonds	—	8,004

Total	7,594	8,004

Summary of estimated expected benefits payments
Below are the estimated payments of benefits expected for the next 10 (ten) years. The amounts in the chart show nondiscounted cash flows; thus, they do not reconcile with the obligations booked as of year-end:

	As of December 31, 2021	As of December 31, 2020

Less than 1 year	1,204	901
1 to 2 years	1,232	889
2 to 3 years	1,213	899
3 to 4 years	1,213	884
4 to 5 years	1,198	885
6 to 10 years	5,752	4,239

Summary of significant actuarial assumptions used
Below are the significant actuarial estimates used:

	As of December 31, 2021	As of December 31, 2020

Discount rate	5%	5%
Asset rate of return	5%	5%
Salary rise	1%	1%
The following sensitivity analysis shows the effect of a variation in the discount rate and salaries increase on the obligation amount.